INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Amortization of intangible assets		$ 165,027	$ 282,118	$ 1,114,349	$ 1,120,617
Gain on sale of intangible assets				460,383
Impairment of intangible assets				5,313,640
Squalamine Patents [Member]
Gain on sale of intangible assets	$ 460,383			460,383
Sale of intangible assets	$ 508,078			508,078
Additional milestone payments receivable				$ 1,100,000